Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets gross	$ 12,331,000	$ 12,331,000
Less: accumulated amortization	(1,251,795)	(887,103)
Intangible assets, net	11,079,205	11,443,897
Customer Relationships [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets gross	5,791,000	5,791,000
Marketing Related [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets gross	5,917,000	5,917,000
Technology Related [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets gross	$ 623,000	$ 623,000